Investments in Affiliated Companies - Summary Balance Sheets (Parenthetical) (Detail) (Common Stock [Member])	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Percentage of common stock owned by HopFed Bancorp, Inc.	100.00%	100.00%